UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Ultra Short Term Bond Fund
Class A / CUSOX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average
Annual
Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (a),(b)	6.30	2.51	1.77
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond
Index
, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that w ould o
therwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia
Management
Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund
Advisor Class / CUSHX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 31	0.30%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	6.45	2.66	1.93
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to December 3, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors
and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's,
S&
P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to
those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
nc
y
are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund
Institutional Class / CUSBX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.30%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	6.45	2.66	1.94
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to December 3, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a ra
ting
agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund
Institutional 3 Class / CMGUX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.24%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	6.40	2.71	2.01
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad
-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are avai lable
from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are
subjective
opinions, not
statements
of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,765	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Ultra Short Term Bond Fund
Annual Financial Statements and Additional Information
July 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Term Bond Fund | 2024

Portfolio of Investments
July 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	749,070	752,876
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,307,929	1,315,238
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	4,884,385	4,909,023
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,775,000	4,851,104
Series 2023-X1 Class A
11/15/2028	7.110%	1,043,048	1,046,721
Series 2024-X1 Class A
05/15/2029	6.270%	4,936,411	4,945,791
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	1,164,403	1,164,907
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	1,725,441	1,722,878
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	6,200,000	6,148,469
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	3,862,025	3,823,303
Series 2024-1 Class A2A
02/18/2028	5.750%	7,625,000	7,645,395
Amur Equipment Finance Receivables XIII LLC(a)
Series 2024-1A Class A1
01/21/2025	5.558%	111,663	111,674
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	183,784	183,343
Capital One Multi-Asset Execution Trust
Series 2021-A3 Class A3
11/15/2026	1.040%	10,153,000	10,025,068
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	15,000,000	15,092,363
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	3,350,000	3,361,334
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	2,933,273	2,813,523
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-P2 Class A2
11/10/2027	5.630%	12,300,000	12,332,377
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	13,783,396	13,796,282
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	2,330,331	2,270,664
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	1,762,036	1,746,071
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	1,397,070	1,388,308
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	1,611,887	1,597,144
DT Auto Owner Trust(a)
Series 2022-3A Class A
10/15/2026	6.050%	1,961,930	1,962,153
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	473,907	473,206
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	2,585,840	2,589,620
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	12,000,000	11,590,171
Exeter Automobile Receivables Trust
Series 2023-4A Class A2
12/15/2025	6.070%	369,329	369,328
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	10,272,583	9,887,863
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	2,664,275	2,643,062
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	1,122,657	1,110,621
Series 2021-2A Class A
12/15/2026	0.830%	2,490,491	2,447,271
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	818,757	815,489
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	4,043,653	4,050,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 Class A2A
03/16/2026	5.190%	791,612	791,084
GreenSky Home Improvement Trust(a),(b)
Series 2024-1 Class A1
06/25/2025	5.850%	6,600,000	6,600,940
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	2,249,400	2,223,708
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	3,929,167	3,886,528
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	2,061,307	2,061,726
Series 2024-2A Class A2
10/20/2031	5.500%	4,175,000	4,187,684
Hyundai Auto Receivables Trust
Series 2021-B Class A3
01/15/2026	0.380%	922,163	915,897
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	59,216	59,009
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	216,486	214,244
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	1,613,781	1,578,810
Series 2021-3 Class C
02/26/2029	0.860%	658,374	643,863
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	5,425,000	5,453,326
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	77,462	77,319
Series 2023-2A Class A3
02/15/2028	5.420%	7,000,000	7,011,869
Series 2024-2A Class A2
03/15/2027	5.700%	5,100,000	5,110,200
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	3,138,790	3,069,060
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	1,638,497	1,640,390
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	4,517,237	4,443,011
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	840,464	841,411
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	2,155,445	2,164,127
Series 2024-6 Class A
11/15/2031	6.093%	1,800,000	1,806,490
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	9,185,000	9,215,183
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,250,000	5,289,004
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,349,588	1,346,397
Series 2024-1 Class A
07/15/2031	6.660%	2,739,730	2,769,457
Series 2024-2 Class A
08/15/2031	6.319%	5,526,447	5,551,494
Series 2024-3 Class A
10/15/2031	6.258%	7,270,429	7,308,408
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.394%	2,151,507	2,161,172
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	3,975,000	3,993,290
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	546,698	548,387
Series 2024-1A Class A
08/15/2029	6.120%	1,238,580	1,239,172
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	2,658,593	2,668,051
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	997,828	1,006,656
Santander Drive Auto Receivables Trust
Series 2022-3 Class A3
12/15/2026	3.400%	1,411,478	1,409,451
Series 2022-7 Class A3
04/15/2027	5.750%	3,743,549	3,745,223
Series 2023-3 Class A2
08/17/2026	6.080%	893,196	893,821
Series 2023-4 Class A2
02/16/2027	6.180%	5,934,440	5,941,245
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1 Class A2
02/16/2027	5.710%	1,753,550	1,754,709
Series 2024-1 Class A3
04/17/2028	5.250%	15,625,000	15,646,738
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	4,425,000	4,402,797
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	200,042	199,543
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	4,311,000	4,269,599
Subordinated Series 2019-A Class C
01/26/2032	3.000%	9,150,000	9,047,878
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,250,000	3,265,101
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	8,000,000	7,974,500
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	2,149,747	2,152,070
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	419,433	412,086
Series 2021-ST2 Class A
04/20/2027	2.500%	313,072	310,722
Series 2021-ST6 Class A
08/20/2027	1.850%	631,185	621,659
Series 2021-ST9 Class A
11/20/2029	1.700%	622,226	617,516
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	12,000,000	11,785,123
Series 2023-2 Class A
04/13/2028	4.890%	14,785,000	14,760,665
Verizon Master Trust(d)
Series 2022-7 Class A1A
11/22/2027	5.230%	1,510,000	1,509,229
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	58,222	58,079
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	1,371,340	1,370,226
Series 2024-2A Class A2A
08/16/2027	5.750%	10,050,000	10,071,145
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,619,506	6,548,329
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	6,000,000	5,813,096
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	90,754	90,268
Series 2022-A Class A3
05/17/2027	1.660%	2,043,678	1,997,790
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	2,487,022	2,470,992
Total Asset-Backed Securities — Non-Agency (Cost $356,018,347)			358,000,251

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

COMM Mortgage Trust
Series 2014-LC17 Class A5
10/10/2047	3.917%	5,439,975	5,425,576
Series 2015-CR24 Class A4
08/10/2048	3.432%	5,117,307	5,037,425
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
05/15/2048	3.611%	4,568,000	4,492,151
JPMCC Commercial Mortgage Securities Trust(c)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	2,224,287	2,178,339
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 Class A4
07/15/2050	3.719%	2,240,000	2,200,140
Series 2015-C25 Class A5
10/15/2048	3.635%	840,000	820,892
Series 2015-C27 Class A3
12/15/2047	3.473%	7,785,549	7,628,453
Series 2016-C31 Class ASB
11/15/2049	2.952%	2,709,812	2,658,610
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	5,055,000	4,955,874
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.376%	11,000,000	10,249,489
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $46,183,352)			45,646,949

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes 48.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,000,000	4,915,960
Boeing Co. (The)
05/01/2025	4.875%	5,000,000	4,966,254
L3Harris Technologies, Inc.
12/15/2026	3.850%	5,000,000	4,892,180
United Technologies Corp.
08/16/2025	3.950%	5,000,000	4,944,103
Total			19,718,497
Automotive 0.5%
Toyota Motor Credit Corp.(e)
SOFR + 0.450% 05/15/2026	5.780%	5,200,000	5,203,744
Banking 14.1%
Bank of America Corp.(e)
SOFR + 1.330% 04/02/2026	6.660%	11,000,000	11,054,324
Bank of Montreal
06/07/2025	3.700%	5,063,000	5,000,846
Bank of New York Mellon Corp. (The)(d)
07/24/2026	4.414%	4,775,000	4,735,502
Bank of Nova Scotia (The)(e)
SOFR + 1.090% 06/12/2025	6.420%	5,000,000	5,028,249
BB&T Corp
06/05/2025	3.700%	4,875,000	4,809,032
Canadian Imperial Bank of Commerce(e)
SOFR + 0.940% 04/07/2025	6.270%	5,000,000	5,018,550
Citigroup, Inc.(e)
SOFR + 1.528% 03/17/2026	6.858%	10,500,000	10,560,730
Commonwealth Bank of Australia(a),(e)
SOFR + 0.630% 09/12/2025	5.960%	1,043,000	1,045,334
Cooperatieve Rabobank UA(e)
SOFR + 0.700% 07/18/2025	6.030%	4,875,000	4,891,059
Goldman Sachs Group, Inc. (The)(e)
SOFR + 0.486% 10/21/2024	5.816%	9,500,000	9,502,427
HSBC Holdings PLC(d)
04/18/2026	1.645%	6,500,000	6,326,700
JPMorgan Chase & Co.(d)
11/19/2026	1.045%	11,500,000	10,906,744
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(d)
10/21/2025	1.164%	10,000,000	9,897,169
National Australia Bank Ltd.
12/10/2025	4.750%	5,175,000	5,172,633
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	5,140,000	5,157,026
Royal Bank of Canada(e)
SOFR + 0.790% 07/23/2027	6.120%	5,000,000	5,003,244
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	5,500,000	5,260,300
State Street Corp.(d)
05/18/2026	5.104%	4,375,000	4,373,878
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	4,965,000	4,902,358
Toronto-Dominion Bank (The)(e)
SOFR + 1.080% 07/17/2026	6.410%	4,325,000	4,363,462
U.S. Bancorp
07/22/2026	2.375%	5,800,000	5,544,307
UBS Group AG(a),(d)
08/05/2025	4.490%	5,000,000	4,999,511
Wells Fargo & Co.(d)
08/15/2026	4.540%	9,150,000	9,077,821
Westpac Banking Corp.(e)
SOFR + 0.420% 04/16/2026	5.750%	5,350,000	5,347,077
Total			147,978,283
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	5,000,000	5,089,405
Comcast Corp.
10/15/2025	3.950%	5,000,000	4,947,507
Total			10,036,912
Chemicals 0.5%
LYB International Finance III LLC
10/01/2025	1.250%	5,500,000	5,252,376
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	5,500,000	5,345,674
John Deere Capital Corp.
03/06/2026	4.950%	5,225,000	5,250,810
Total			10,596,484
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2027	2.493%	4,174,000	3,959,505
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,000,000	4,925,843
Total			8,885,348
Electric 4.1%
CenterPoint Energy, Inc.
06/01/2026	1.450%	3,075,000	2,886,392
Dominion Energy, Inc.
04/15/2026	1.450%	5,500,000	5,188,024
DTE Energy Co.
11/01/2024	4.220%	5,000,000	4,977,469
Duke Energy Corp.
09/15/2025	0.900%	5,151,000	4,923,610
Eversource Energy
08/15/2025	0.800%	3,657,000	3,488,996
Georgia Power Co.(e)
SOFR + 0.750% 05/08/2025	6.080%	4,175,000	4,189,828
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,000,000	5,033,804
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,874,000	4,656,948
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	4,993,184
Xcel Energy, Inc.
06/01/2025	3.300%	2,334,000	2,291,317
Total			42,629,572
Food and Beverage 3.0%
Bacardi Ltd.(a)
05/15/2025	4.450%	5,500,000	5,455,795
Campbell Soup Co.
03/20/2026	5.300%	3,100,000	3,120,503
Diageo Capital PLC
09/29/2025	1.375%	5,000,000	4,800,961
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,401,000	2,325,170
Mondelez International, Inc.
05/04/2025	1.500%	5,300,000	5,149,602
PepsiCo, Inc.(e)
SOFR + 0.400% 11/12/2024	5.730%	5,085,000	5,086,152
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2027	3.550%	5,385,000	5,195,771
Total			31,133,954
Health Care 2.4%
Becton Dickinson and Co.
06/06/2027	3.700%	5,300,000	5,158,284
CVS Health Corp.
07/20/2025	3.875%	5,000,000	4,929,726
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,000,000	5,028,808
HCA, Inc.
02/15/2026	5.875%	5,000,000	5,032,514
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	5,000,000	4,954,045
Total			25,103,377
Healthcare Insurance 1.0%
Anthem, Inc.
03/15/2026	1.500%	5,268,000	4,993,477
UnitedHealth Group, Inc.(e)
SOFR + 0.500% 07/15/2026	5.830%	5,250,000	5,258,833
Total			10,252,310
Independent Energy 1.2%
Occidental Petroleum Corp.
08/01/2027	5.000%	3,675,000	3,691,542
Pioneer Natural Resources Co.
03/29/2026	5.100%	4,834,000	4,859,442
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,489,117
Total			13,040,101
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	2,575,000	2,504,714
Life Insurance 2.2%
Corebridge Global Funding(a)
06/24/2026	5.350%	5,000,000	5,044,965
Met Tower Global Funding(a)
06/20/2026	5.400%	5,000,000	5,050,383
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,770,367
Pricoa Global Funding I(a)
09/01/2025	0.800%	5,500,000	5,257,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
11/17/2026	1.500%	5,800,000	5,396,360
Total			22,519,935
Media and Entertainment 0.9%
Discovery Communications LLC
03/11/2026	4.900%	5,500,000	5,440,508
Walt Disney Co. (The)
09/15/2024	3.700%	4,149,000	4,138,453
Total			9,578,961
Midstream 3.3%
Enbridge, Inc.
11/15/2026	5.900%	5,000,000	5,108,756
Energy Transfer Partners LP
01/15/2026	4.750%	5,000,000	4,979,722
Enterprise Products Operating LLC
01/10/2026	5.050%	4,215,000	4,232,553
Kinder Morgan, Inc.
06/01/2025	4.300%	5,200,000	5,147,615
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	5,000,000	4,967,043
Western Gas Partners LP
07/01/2026	4.650%	5,000,000	4,954,926
Williams Companies, Inc. (The)
09/15/2025	4.000%	5,000,000	4,938,211
Total			34,328,826
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	5,500,000	5,263,929
Pharmaceuticals 3.0%
AbbVie, Inc.
03/15/2025	3.800%	5,000,000	4,949,973
Amgen, Inc.
05/01/2025	3.125%	5,000,000	4,919,975
AstraZeneca PLC
11/16/2025	3.375%	5,000,000	4,919,272
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,000,000	5,023,554
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,908,853
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,000,000	4,982,428
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,654,147
Total			31,358,202
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,135,000	5,007,892
Loews Corp.
04/01/2026	3.750%	5,000,000	4,913,412
Total			9,921,304
Railroads 0.9%
CSX Corp.
11/01/2025	3.350%	5,000,000	4,904,464
Union Pacific Corp.
01/15/2025	3.250%	5,000,000	4,947,192
Total			9,851,656
Retailers 0.3%
Home Depot, Inc. (The)
06/25/2026	5.150%	3,098,000	3,129,798
Technology 2.0%
Broadcom, Inc.
11/15/2025	3.150%	5,500,000	5,373,581
Microchip Technology, Inc.
09/01/2025	4.250%	4,675,000	4,625,916
NXP BV/Funding LLC
03/01/2026	5.350%	5,200,000	5,220,437
Oracle Corp.
07/15/2026	2.650%	5,500,000	5,276,143
Total			20,496,077
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	5,000,000	4,927,409
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	5,000,000	4,938,477
T-Mobile US, Inc.
04/15/2027	3.750%	5,400,000	5,264,417
Total			10,202,894
Wirelines 0.9%
AT&T, Inc.
03/25/2026	1.700%	5,075,000	4,817,750
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/20/2025	0.850%	5,338,000	5,084,215
Total			9,901,965
Total Corporate Bonds & Notes (Cost $502,017,868)			503,816,628

Foreign Government Obligations(f) 1.0%

Canada 1.0%
Province of Ontario
01/21/2026	0.625%	5,500,000	5,192,060
Province of Quebec
10/16/2024	2.875%	5,000,000	4,972,954
Total			10,165,014
Total Foreign Government Obligations (Cost $10,168,031)			10,165,014

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(e)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.380%	17,484	17,891
Total Residential Mortgage-Backed Securities - Agency (Cost $17,473)			17,891

Residential Mortgage-Backed Securities - Non-Agency 8.8%

CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	1,144,912	1,118,339
Connecticut Avenue Securities Trust(a),(e)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.247%	6,469,667	6,521,591
Freddie Mac STACR REMIC Trust(a),(e)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	7.447%	4,568,923	4,614,289
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	894,384	832,973
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,161,061	2,096,255
PRET LLC(a),(c)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,325,000	1,324,867
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	7,089,542	7,156,302
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,952,565	6,793,386
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	931,670	934,208
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	7,357,735	6,932,719
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	12,316,575	11,859,494
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,731,098	11,709,047
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	95,680	95,270
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	16,147,539	15,894,231
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	8,837,194	8,853,014
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	5,075,393	4,995,237
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	262,713	252,090
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $93,305,276)			91,983,312

Treasury Bills 0.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.9%
U.S. Treasury Bills
08/01/2024	5.170%	9,825,000	9,823,610
Total Treasury Bills (Cost $9,825,000)			9,823,610

U.S. Government & Agency Obligations 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(e)
SOFR + 0.135% 09/05/2024	5.465%	400,000	400,062
SOFR + 0.200% 12/05/2024	5.530%	483,000	483,416
SOFR + 0.180% 03/07/2025	5.510%	2,550,000	2,552,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
11/18/2024	0.875%	3,575,000	3,527,122
Federal Home Loan Banks
01/06/2025	4.940%	2,550,000	2,545,681
Federal National Mortgage Association
10/15/2024	1.625%	1,650,000	1,637,205
Total U.S. Government & Agency Obligations (Cost $11,152,867)			11,145,970

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(g),(h)	17,491,622	17,488,124
Total Money Market Funds (Cost $17,485,874)		17,488,124
Total Investments in Securities (Cost: $1,046,174,088)		1,048,087,749
Other Assets & Liabilities, Net		(1,470,394)
Net Assets		1,046,617,355
At July 31, 2024, securities and/or cash totaling $1,426,950 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,359)	09/2024	USD	(279,094,008)	—	(2,099,607)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $384,725,741, which represents 36.76% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2024.

(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(e)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	20,596,147	753,852,212	(756,960,077)	(158)	17,488,124	550	1,898,067	17,491,622
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	358,000,251	—	358,000,251
Commercial Mortgage-Backed Securities - Non-Agency	—	45,646,949	—	45,646,949
Corporate Bonds & Notes	—	503,816,628	—	503,816,628
Foreign Government Obligations	—	10,165,014	—	10,165,014
Residential Mortgage-Backed Securities - Agency	—	17,891	—	17,891
Residential Mortgage-Backed Securities - Non-Agency	—	91,983,312	—	91,983,312
Treasury Bills	—	9,823,610	—	9,823,610
U.S. Government & Agency Obligations	—	11,145,970	—	11,145,970
Money Market Funds	17,488,124	—	—	17,488,124
Total Investments in Securities	17,488,124	1,030,599,625	—	1,048,087,749
Investments in Derivatives
Liability
Futures Contracts	(2,099,607)	—	—	(2,099,607)
Total	15,388,517	1,030,599,625	—	1,045,988,142
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Statement of Assets and Liabilities
July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,028,688,214)	$1,030,599,625
Affiliated issuers (cost $17,485,874)	17,488,124
Cash	106,247
Margin deposits on:
Futures contracts	1,426,950
Receivable for:
Investments sold	5,284,244
Capital shares sold	4,506,918
Dividends	95,442
Interest	5,117,102
Foreign tax reclaims	38,422
Prepaid expenses	18,205
Deferred compensation of board members	209,827
Total assets	1,064,891,106
Liabilities
Payable for:
Investments purchased	5,213,962
Investments purchased on a delayed delivery basis	6,600,000
Capital shares redeemed	1,615,214
Distributions to shareholders	4,391,938
Variation margin for futures contracts	95,554
Management services fees	5,992
Distribution and/or service fees	1,325
Transfer agent fees	37,977
Compensation of board members	852
Other expenses	35,457
Deferred compensation of board members	275,480
Total liabilities	18,273,751
Net assets applicable to outstanding capital stock	$1,046,617,355
Represented by
Paid in capital	1,048,092,494
Total distributable earnings (loss)	(1,475,139)
Total - representing net assets applicable to outstanding capital stock	$1,046,617,355
Class A
Net assets	$325,122,986
Shares outstanding	35,184,616
Net asset value per share	$9.24
Advisor Class
Net assets	$42,871,681
Shares outstanding	4,635,567
Net asset value per share	$9.25
Institutional Class
Net assets	$362,376,805
Shares outstanding	39,183,855
Net asset value per share	$9.25
Institutional 3 Class
Net assets	$316,245,883
Shares outstanding	34,182,678
Net asset value per share	$9.25
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Statement of Operations
Year Ended July 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$1,898,067
Interest	51,751,777
Interfund lending	1,824
Total income	53,651,668
Expenses:
Management services fees	2,359,256
Distribution and/or service fees
Class A	484,294
Transfer agent fees
Class A	200,557
Advisor Class	35,928
Institutional Class	224,401
Institutional 3 Class	21,937
Custodian fees	14,702
Printing and postage fees	38,434
Registration fees	106,694
Accounting services fees	30,993
Legal fees	23,061
Compensation of chief compliance officer	214
Compensation of board members	23,504
Deferred compensation of board members	15,176
Other	29,962
Total expenses	3,609,113
Net investment income	50,042,555
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	588,499
Investments — affiliated issuers	550
Futures contracts	6,520,564
Net realized gain	7,109,613
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,076,445
Investments — affiliated issuers	(158)
Futures contracts	(5,822,340)
Net change in unrealized appreciation (depreciation)	12,253,947
Net realized and unrealized gain	19,363,560
Net increase in net assets resulting from operations	$69,406,115
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations
Net investment income	$50,042,555	$55,534,596
Net realized gain (loss)	7,109,613	(3,827,414)
Net change in unrealized appreciation (depreciation)	12,253,947	33,109,876
Net increase in net assets resulting from operations	69,406,115	84,817,058
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,726,752)	(13,378,409)
Advisor Class	(2,496,349)	(2,440,261)
Institutional Class	(15,908,852)	(12,749,678)
Institutional 3 Class	(16,917,022)	(27,921,971)
Total distributions to shareholders	(49,048,975)	(56,490,319)
Decrease in net assets from capital stock activity	(288,741,628)	(1,521,631,205)
Total decrease in net assets	(268,384,488)	(1,493,304,466)
Net assets at beginning of year	1,315,001,843	2,808,306,309
Net assets at end of year	$1,046,617,355	$1,315,001,843

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	13,548,493	124,214,242	15,457,815	138,623,929
Distributions reinvested	1,496,997	13,720,307	1,485,766	13,363,745
Shares redeemed	(19,202,589)	(175,637,469)	(53,204,617)	(477,380,995)
Net decrease	(4,157,099)	(37,702,920)	(36,261,036)	(325,393,321)
Advisor Class
Shares sold	4,721,313	43,185,280	13,111,839	117,943,975
Distributions reinvested	272,196	2,495,211	270,253	2,438,382
Shares redeemed	(9,880,121)	(90,303,613)	(10,003,365)	(90,219,974)
Net increase (decrease)	(4,886,612)	(44,623,122)	3,378,727	30,162,383
Institutional Class
Shares sold	19,735,815	180,860,948	35,573,330	319,242,062
Distributions reinvested	1,726,695	15,838,883	1,406,108	12,666,384
Shares redeemed	(24,042,560)	(220,187,954)	(42,454,538)	(381,807,169)
Net decrease	(2,580,050)	(23,488,123)	(5,475,100)	(49,898,723)
Institutional 3 Class
Shares sold	1,553,418	14,237,327	8,988,427	80,562,950
Distributions reinvested	139,847	1,283,356	744,357	6,688,069
Shares redeemed	(21,693,059)	(198,448,146)	(140,614,701)	(1,263,752,563)
Net decrease	(19,999,794)	(182,927,463)	(130,881,917)	(1,176,501,544)
Total net decrease	(31,623,555)	(288,741,628)	(169,239,326)	(1,521,631,205)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

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Columbia Ultra Short Term Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2024	$9.07	0.40	0.16	0.56	(0.39)	(0.39)
Year Ended 7/31/2023	$8.93	0.24	0.15	0.39	(0.25)	(0.25)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Year Ended 7/31/2021	$9.05	0.05	0.00 (c)	0.05	(0.06)	(0.06)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Advisor Class
Year Ended 7/31/2024	$9.08	0.41	0.16	0.57	(0.40)	(0.40)
Year Ended 7/31/2023	$8.94	0.28	0.13	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00 (c)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.16	0.05	0.21	(0.19)	(0.19)
Institutional Class
Year Ended 7/31/2024	$9.08	0.41	0.16	0.57	(0.40)	(0.40)
Year Ended 7/31/2023	$8.94	0.26	0.15	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00 (c)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Institutional 3 Class
Year Ended 7/31/2024	$9.09	0.41	0.16	0.57	(0.41)	(0.41)
Year Ended 7/31/2023	$8.95	0.24	0.17	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 7/31/2021	$9.06	0.07	0.00 (c)	0.07	(0.08)	(0.08)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2024	$9.24	6.30%	0.45%	0.45%	4.36%	81%	$325,123
Year Ended 7/31/2023	$9.07	4.48%	0.44%	0.44%	2.62%	76%	$356,981
Year Ended 7/31/2022	$8.93	(0.80% )	0.42%	0.42%	0.38%	76%	$675,383
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Advisor Class
Year Ended 7/31/2024	$9.25	6.45%	0.30%	0.30%	4.44%	81%	$42,872
Year Ended 7/31/2023	$9.08	4.63%	0.29%	0.29%	3.14%	76%	$86,478
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.61%	76%	$54,946
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.63%	87%	$19,969
Year Ended 7/31/2020	$9.06	2.32%	0.27%	0.27%	1.81%	100%	$2,522
Institutional Class
Year Ended 7/31/2024	$9.25	6.45%	0.30%	0.30%	4.50%	81%	$362,377
Year Ended 7/31/2023	$9.08	4.64%	0.29%	0.29%	2.92%	76%	$379,279
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.56%	76%	$422,413
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Institutional 3 Class
Year Ended 7/31/2024	$9.25	6.40%	0.24%	0.24%	4.51%	81%	$316,246
Year Ended 7/31/2023	$9.09	4.69%	0.24%	0.24%	2.70%	76%	$492,264
Year Ended 7/31/2022	$8.95	(0.50% )	0.23%	0.23%	0.57%	76%	$1,655,564
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements
July 31, 2024
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,099,607 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	6,520,564

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(5,822,340)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	237,280,137
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
For the year ended July 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Institutional Class	0.06
Institutional 3 Class	0.01
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Contingent deferred sales charged (CDSCs) received by the Distributor for distributing Fund shares for the year ended July 31, 2024, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	100
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024 (%)	Prior to December 1, 2023 (%)
Class A	0.47	0.49
Advisor Class	0.32	0.34
Institutional Class	0.32	0.34
Institutional 3 Class	0.25	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
710,525	(710,527)	2
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2024			Year Ended July 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
49,048,975	—	49,048,975	56,490,319	—	56,490,319
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
6,601,030	—	(4,812,679)	1,403,928
At July 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,044,584,214	5,022,462	(3,618,534)	1,403,928
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	(4,812,679)	(4,812,679)	1,506,493
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $880,631,429 and $1,178,745,792, respectively, for the year ended July 31, 2024, of which $11,031,454 and $27,964,683, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,018,182	5.86	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended July 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At July 31, 2024, one unaffiliated shareholder of record owned 27.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 54.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to

Columbia Ultra Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Term Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Ultra Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Ultra Short Term Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Ultra Short Term Bond Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
99.96%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Ultra Short Term Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Ultra Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Ultra Short Term Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Ultra Short Term Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Ultra Short Term Bond Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN103_07_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024